Performance Management	Apr. 29, 2025
SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance Information: The bar chart and performance table below illustrate the risks of investing in the Real Estate Fund by showing changes in the Real Estate Fund’s performance from year to year and by showing how the Real Estate Fund’s average annual total returns compare with those of a broad measure of market performance. The Real Estate Fund’s past performance (before and after taxes) does not necessarily indicate how the Real Estate Fund will perform in the future.

The bar chart shows the changes in the annual total returns for each of the last ten calendar years for the Real Estate Fund’s Class A Shares. Sales loads and account fees are not reflected in the bar chart; if they were, returns would be less than those shown. Updated performance information, current through the most recent month end, is available by calling Ultimus Fund Solutions, LLC, the Fund’s transfer agent (the “Transfer Agent”), at 1-800-452-4892.

The performance information displayed in the bar chart is the performance of Class A Shares only, which will differ from Class C Shares and Institutional Shares to the extent the classes do not have the same expenses and inception dates.

Performance Past Does Not Indicate Future [Text]	The Real Estate Fund’s past performance (before and after taxes) does not necessarily indicate how the Real Estate Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below illustrate the risks of investing in the Real Estate Fund by showing changes in the Real Estate Fund’s performance from year to year and by showing how the Real Estate Fund’s average annual total returns compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart shows the changes in the annual total returns for each of the last ten calendar years for the Real Estate Fund’s Class A Shares. Sales loads and account fees are not reflected in the bar chart; if they were, returns would be less than those shown.
Bar Chart [Heading]	Real Estate Fund’s Annual Returns (%) Class A Shares
Bar Chart [Table]

Bar Chart Closing [Text Block]
Best Quarter	17.91%	in the quarter ended December 31, 2021
Worst Quarter	(22.07)%	in the quarter ended March 31, 2020

The performance table shows how the Real Estate Fund’s average annual returns compare with those of a broad-based securities index.

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	17.91%
Highest Quarterly Return, Date	Dec. 31, 2021
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(22.07%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	PERFORMANCE TABLE (Average annual total returns for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	1 Year	5 Years	10 Years	Since Inception(1)
Spirit of America Real Estate Income and Growth Fund – Class A
Return Before Taxes	1.86%	1.48%	3.57%	5.70%
Return After Taxes on Distributions(2)(3)	(0.01)%	(0.10)%	1.83%	4.14%
Return After Taxes on Distributions and Sale of Fund Shares(2)(3)	2.07%	0.94%	2.47%	4.16%
Spirit of America Real Estate Income and Growth Fund – Class C
Return Before Taxes	5.83%	1.84%	N/A	4.28%
Spirit of America Real Estate Income and Growth Fund – Institutional
Return Before Taxes	7.99%	N/A	N/A	7.46%
S&P 500® Index(4)	25.02%	14.53%	13.10%	9.07%
MSCI US REIT Index(5)	8.74%	4.31%	5.66%	8.15%

(1)	Class A Shares of the Real Estate Fund commenced operations on January 9, 1998. Class C Shares of the Real Estate Fund commenced operations on March 15, 2016. Institutional Shares of the Real Estate Fund commenced operations on May 1, 2020.
(2)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns shown are for Class A Shares and will vary from after-tax returns for Class C Shares and Institutional Shares to the extent that the classes do not have the same expenses and inception dates.
(3)	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return After Taxes on Distributions for the same period if there was a loss realized on the sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return.
(4)	Effective with the filing of the Real Estate Fund’s financial statements and tailored shareholder reports for the period ended December 31, 2024, the Fund changed its primary index to the S&P 500® Index due to new regulatory requirements for broad-based securities index comparison. The Real Estate Fund does not intend to deliver similar risk characteristics to the S&P 500® Index which is a benchmark only for regulatory purposes. The S&P 500® Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The performance of an index assumes no transaction costs, taxes, management fees or other expenses. The Since Inception performance reported for the S&P 500® Index is reflective of the inception date of Class A Shares of the Real Estate Fund. A direct investment in an index is not possible.
(5)	The Morgan Stanley Capital International (“MSCI”) US REIT Index is an unmanaged index. The MSCI US REIT Index is a free float- adjusted market capitalization weighted index that is comprised of equity REITs that are included in the MSCI US Investable Market 2500 Index, with the exception of specialty equity REITs that do not generate a majority of their revenue and income from real estate rental and leasing operations. The index represents approximately 85% of the US REIT universe. The performance of an index assumes no transaction costs, taxes, management fees or other expenses. The Since Inception performance reported for the MSCI US REIT Index is reflective of the inception date of Class A Shares of the Real Estate Fund. A direct investment in an index is not possible.

Performance Table One Class of after Tax Shown [Text]	After-tax returns shown are for Class A Shares and will vary from after-tax returns for Class C Shares and Institutional Shares to the extent that the classes do not have the same expenses and inception dates.
Index No Deduction for Fees, Expenses, or Taxes [Text]	The performance of an index assumes no transaction costs, taxes, management fees or other expenses.
Performance Availability Phone [Text]	1-800-452-4892
SPIRIT OF AMERICA LARGE CAP VALUE FUND
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance Information: The bar chart and performance table below illustrate the risks of investing in the Value Fund by showing changes in the Value Fund’s performance from year to year and by showing how the Value Fund’s average annual total returns compare with those of a broad measure of market performance. The Value Fund’s past performance (before and after taxes) does not necessarily indicate how the Value Fund will perform in the future.

The bar chart shows the changes in annual total returns for each of the last ten calendar years for the Value Fund’s Class A Shares. Sales loads and account fees are not reflected in the bar chart; if they were, returns would be less than those shown. Updated performance information, current through the most recent month end, is available by calling Ultimus Fund Solutions, LLC, the Fund’s transfer agent (the “Transfer Agent”), at 1-800-452-4892.

The performance information displayed in the bar chart is the performance of Class A Shares only, which will differ from Class C Shares and Institutional Shares to the extent the classes do not have the same expenses and inception dates.

Performance Past Does Not Indicate Future [Text]	The Value Fund’s past performance (before and after taxes) does not necessarily indicate how the Value Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below illustrate the risks of investing in the Value Fund by showing changes in the Value Fund’s performance from year to year and by showing how the Value Fund’s average annual total returns compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart shows the changes in annual total returns for each of the last ten calendar years for the Value Fund’s Class A Shares. Sales loads and account fees are not reflected in the bar chart; if they were, returns would be less than those shown.
Bar Chart [Heading]	Value Fund’s Annual Returns (%) Class A Shares
Bar Chart [Table]

Bar Chart Closing [Text Block]
Best Quarter	19.40%	in the quarter ended June 30, 2020
Worst Quarter	(19.93)%	in the quarter ended March 31, 2020

The performance table shows how the Value Fund’s average annual returns compare with those of a broad-based securities index.

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	19.40%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(19.93%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	PERFORMANCE TABLE (Average annual total returns for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	1 Year	5 Years	10 Years	Since Inception(1)
Spirit of America Large Cap Value Fund – Class A
Return Before Taxes	26.29%	14.29%	11.42%	9.05%
Return After Taxes on Distributions(2)(3)	24.62%	12.73%	10.13%	8.35%
Return After Taxes on Distributions and Sale of Fund Shares(2)(3)	16.72%	11.11%	9.04%	7.63%
Spirit of America Large Cap Value Fund – Class C
Return Before Taxes	31.37%	14.73%	N/A	13.56%
Spirit of America Large Cap Value Fund – Institutional
Return Before Taxes	33.73%	N/A	N/A	20.66%
S&P 500® Index(4)	25.02%	14.53%	13.10%	10.95%

(1)	Class A Shares of the Value Fund commenced operations on August 1, 2002. Class C Shares of the Value Fund commenced operations on March 15, 2016. Institutional Shares of the Value Fund commenced operations on May 1, 2020.
(2)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns shown are for Class A Shares and will vary from after-tax returns for Class C Shares and Institutional Shares to the extent that the classes do not have the same expenses and inception dates.
(3)	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return After Taxes on Distributions for the same period if there was a loss realized on the sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return.
(4)	The S&P 500® Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The performance of an index assumes no transaction costs, taxes, management fees or other expenses. The Since Inception performance reported for the S&P 500® Index is reflective of the inception date of Class A Shares of the Value Fund. A direct investment in an index is not possible.

Performance Table One Class of after Tax Shown [Text]	After-tax returns shown are for Class A Shares and will vary from after-tax returns for Class C Shares and Institutional Shares to the extent that the classes do not have the same expenses and inception dates.
Index No Deduction for Fees, Expenses, or Taxes [Text]	The performance of an index assumes no transaction costs, taxes, management fees or other expenses.
Performance Availability Phone [Text]	1-800-452-4892
Spirit of America Municipal Tax Free Bond Fund
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance Information: The bar chart and performance table below illustrate the risks of investing in the Municipal Tax Free Bond Fund by showing changes in the Municipal Tax Free Bond Fund’s performance from year to year and by showing how the Municipal Tax Free Bond Fund’s average annual total returns compare with those of a broad measure of market performance. The Municipal Tax Free Bond Fund’s past performance (before and after taxes) does not necessarily indicate how the Municipal Tax Free Bond Fund will perform in the future.

The bar chart shows the changes in annual total returns from inception for the Municipal Tax Free Bond Fund’s Class A Shares. Sales loads and account fees are not reflected in the bar chart; if they were, returns would be less than those shown. Updated performance information, current through the most recent month end, is available by calling Ultimus Fund Solutions, LLC, the Fund’s transfer agent (the “Transfer Agent”), at 1-800-452-4892.

The performance information displayed in the bar chart is the performance of Class A Shares only, which will differ from Class C Shares and Institutional Shares to the extent the classes do not have the same expenses and inception dates.

Performance Past Does Not Indicate Future [Text]	The Municipal Tax Free Bond Fund’s past performance (before and after taxes) does not necessarily indicate how the Municipal Tax Free Bond Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below illustrate the risks of investing in the Municipal Tax Free Bond Fund by showing changes in the Municipal Tax Free Bond Fund’s performance from year to year and by showing how the Municipal Tax Free Bond Fund’s average annual total returns compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart shows the changes in annual total returns from inception for the Municipal Tax Free Bond Fund’s Class A Shares. Sales loads and account fees are not reflected in the bar chart; if they were, returns would be less than those shown.
Bar Chart [Heading]	Municipal Tax Free Bond Fund’s Annual Returns (%) Class A Shares
Bar Chart [Table]

Bar Chart Closing [Text Block]
Best Quarter	5.97%	in the quarter ended December 31, 2023
Worst Quarter	(5.07)%	in the quarter ended March 31, 2022

The performance table shows how the Municipal Tax Free Bond Fund’s average annual return compares with that of a broad-based securities index.

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	5.97%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(5.07%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	PERFORMANCE TABLE (Average annual total returns for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	1 Year	5 Years	10 Years	Since Inception(1)
Spirit of America Municipal Tax Free Bond Fund – Class A
Return Before Taxes	(3.12)%	(0.74)%	1.05%	2.43%
Return After Taxes on Distributions(2)(3)	(3.13)%	(0.74)%	1.04%	2.36%
Return After Taxes on Distributions and Sale of Fund Shares(2)(3)	(0.79)%	(0.05)%	1.41%	2.59%
Spirit of America Municipal Tax Free Bond Fund – Class C
Return Before Taxes	(0.02)%	(0.61)%	N/A	0.43%
Spirit of America Municipal Tax Free Bond Fund – Institutional
Return Before Taxes	1.87%	N/A	N/A	0.55%
Bloomberg Municipal Bond Index(4)	1.05%	0.99%	2.25%	3.62%

(1)	Class A Shares of the Municipal Tax Free Bond Fund commenced operations on February 29, 2008. Class C Shares of the Municipal Tax Free Bond Fund commenced operations on March 15, 2016. Institutional Shares of the Municipal Tax Free Bond Fund commenced operations on May 1, 2020.
(2)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns shown are for Class A Shares and will vary from after-tax returns for Class C Shares and Institutional Shares to the extent that the classes do not have the same expenses and inception dates.
(3)	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return After Taxes on Distributions for the same period if there was a loss realized on the sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return.
(4)	The Bloomberg Municipal Bond Index is an unmanaged index that covers the U.S. dollar-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds. The performance of an index assumes no transaction costs, taxes, management fees or other expenses. The Since Inception performance reported for the Bloomberg Municipal Bond Index is reflective of the inception date of Class A Shares of the Municipal Tax Free Bond Fund. A direct investment in an index is not possible.

Performance Table One Class of after Tax Shown [Text]	After-tax returns shown are for Class A Shares and will vary from after-tax returns for Class C Shares and Institutional Shares to the extent that the classes do not have the same expenses and inception dates.
Index No Deduction for Fees, Expenses, or Taxes [Text]	The performance of an index assumes no transaction costs, taxes, management fees or other expenses.
Performance Availability Phone [Text]	1-800-452-4892
Spirit of America Income Fund
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance Information: The bar chart and performance table below illustrate the risks of investing in the Income Fund by showing changes in the Income Fund’s performance from year to year and by showing how the Income Fund’s average annual total returns compare with those of a broad measure of market performance. The Income Fund’s past performance (before and after taxes) does not necessarily indicate how the Income Fund will perform in the future.

The bar chart shows the changes in annual total returns from inception for the Income Fund’s Class A Shares. Sales loads and account fees are not reflected in the bar chart; if they were, returns would be less than those shown. Updated performance information, current through the most recent month end, is available by calling Ultimus Fund Solutions, LLC, the Fund’s transfer agent (the “Transfer Agent”), at 1-800-452-4892.

The performance information displayed in the bar chart is the performance of Class A Shares only, which will differ from Class C Shares and Institutional Shares to the extent the classes do not have the same expenses and inception dates.

Performance Past Does Not Indicate Future [Text]	The Income Fund’s past performance (before and after taxes) does not necessarily indicate how the Income Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below illustrate the risks of investing in the Income Fund by showing changes in the Income Fund’s performance from year to year and by showing how the Income Fund’s average annual total returns compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart shows the changes in annual total returns from inception for the Income Fund’s Class A Shares. Sales loads and account fees are not reflected in the bar chart; if they were, returns would be less than those shown.
Bar Chart [Heading]	Income Fund’s Annual Returns (%) Class A Shares
Bar Chart [Table]

Bar Chart Closing [Text Block]
Best Quarter	6.85%	in the quarter ended December 31, 2023
Worst Quarter	(6.14)%	in the quarter ended June 30, 2022

The performance table shows how the Income Fund’s average annual return compares with that of a broad-based securities index.

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	6.85%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(6.14%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	PERFORMANCE TABLE (Average annual total returns for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	1 Year	5 Years	10 Years	Since Inception(1)
Spirit of America Income Fund – Class A
Return Before Taxes	0.39%	0.75%	2.62%	5.40%
Return After Taxes on Distributions(2)(3)	(1.51)%	(1.08)%	0.87%	3.41%
Return After Taxes on Distributions and Sale of Fund Shares(2)(3)	0.47%	0.02%	1.36%	3.48%
Spirit of America Income Fund – Class C
Return Before Taxes	3.48%	0.97%	N/A	2.57%
Spirit of America Income Fund – Institutional
Return Before Taxes	5.51%	N/A	N/A	2.87%
Bloomberg U.S. Aggregate Bond Index(4)	1.25%	(0.33)%	1.35%	2.59%

(1)	Class A Shares of the Income Fund commenced operations on December 31, 2008. Class C Shares of the Income Fund commenced operations on March 15, 2016. Institutional Shares of the Income Fund commenced operations on May 1, 2020.
(2)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns shown are for Class A Shares and will vary from after-tax returns for Class C Shares and Institutional Shares to the extent that the classes do not have the same expenses and inception dates.
(3)	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return After Taxes on Distributions for the same period if there was a loss realized on sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return.
(4)	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The Bloomberg U.S. Aggregate Bond Index includes U.S. Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid ARM pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency). The performance of an index assumes no transaction costs, taxes, management fees or other expenses. The Since Inception performance reported for the Bloomberg U.S. Aggregate Bond Index is reflective of the inception date of Class A Shares of the Income Fund. A direct investment in an index is not possible.

Performance Table One Class of after Tax Shown [Text]	After-tax returns shown are for Class A Shares and will vary from after-tax returns for Class C Shares and Institutional Shares to the extent that the classes do not have the same expenses and inception dates.
Index No Deduction for Fees, Expenses, or Taxes [Text]	The performance of an index assumes no transaction costs, taxes, management fees or other expenses.
Performance Availability Phone [Text]	1-800-452-4892
Spirit of America Utilities Fund
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance Information: The bar chart and performance table below illustrate the risks of investing in the Utilities Fund by showing changes in the Fund’s performance from year to year and by showing how the Utilities Fund’s average annual total returns compare with those of a broad measure of market performance. The Utilities Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

The bar chart shows the changes in annual total returns from inception for the Utilities Fund’s Class A Shares. Sales loads and account fees are not reflected in the bar chart; if they were, returns would be less than those shown. Updated performance information, current through the most recent month end, is available by calling Ultimus Fund Solutions, LLC, the Fund’s transfer agent (the “Transfer Agent”), at 1-800-452-4892.

The performance information displayed in the bar chart is the performance of Class A Shares only, which will differ from Class C Shares and Institutional Shares to the extent the classes do not have the same expenses and inception dates.

Performance Past Does Not Indicate Future [Text]	The Utilities Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below illustrate the risks of investing in the Utilities Fund by showing changes in the Fund’s performance from year to year and by showing how the Utilities Fund’s average annual total returns compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart shows the changes in annual total returns from inception for the Utilities Fund’s Class A Shares. Sales loads and account fees are not reflected in the bar chart; if they were, returns would be less than those shown.
Bar Chart [Heading]	Utilities Fund’s Annual Returns (%) Class A Shares
Bar Chart [Table]

Bar Chart Closing [Text Block]
Best Quarter	17.41%	in the quarter ended September 30, 2024
Worst Quarter	(3.53)%	in the quarter ended December 31, 2024

The performance table shows how the Utilities Fund’s average annual return compares with that of a broad-based securities index.

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	17.41%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(3.53%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Performance Table Heading	PERFORMANCE TABLE (Average annual total returns for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	1 Year	Since Inception(1)
Spirit of America Utilities Fund – Class A
Return Before Taxes	15.65%	5.53%
Return After Taxes on Distributions(2)(3)	11.61%	3.42%
Return After Taxes on Distributions and Sale of Fund Shares(2)(3)	9.12%	3.34%
Spirit of America Utilities Fund – Class C
Return Before Taxes	20.78%	7.99%
Spirit of America Utilities Fund – Institutional
Return Before Taxes	23.05%	9.09%
S&P 500® Index(4)	25.02%	22.96%
S&P 500® Utilities Sector Index(5)	23.42%	8.56%

(1)	Class A Shares, Class C Shares and Institutional Shares of the Utilities Fund commenced operations on January 31, 2023.
(2)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns shown are for Class A Shares and will vary from after-tax returns for Class C Shares and Institutional Shares to the extent that the classes do not have the same expenses and inception dates.
(3)	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return After Taxes on Distributions for the same period if there was a loss realized on sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return.

(4)	The S&P 500® Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The performance of an index assumes no transaction costs, taxes, management fees or other expenses. The Since Inception performance reported for the S&P 500® Index is reflective of the inception date of Class A Shares of the Utilities Fund. A direct investment in an index is not possible.
(5)	The S&P 500® Utilities Sector Index is an unmanaged capitalization-weighted index comprised of those companies in the S&P 500® Index that are classified as members of the GICS® utilities sector. The performance of an index assumes no transaction costs, taxes, management fees or other expenses. The Since Inception performance reported for the S&P 500® Utilities Sector Index is reflective of the inception date of Class A Shares of the Utilities Fund. A direct investment in an index is not possible.

Performance Table One Class of after Tax Shown [Text]	After-tax returns shown are for Class A Shares and will vary from after-tax returns for Class C Shares and Institutional Shares to the extent that the classes do not have the same expenses and inception dates.
Index No Deduction for Fees, Expenses, or Taxes [Text]	The performance of an index assumes no transaction costs, taxes, management fees or other expenses.
Performance Availability Phone [Text]	1-800-452-4892